FAIR VALUE DISCLOSURES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
FAIR VALUE DISCLOSURES
Investments in marketable securities	¥ 28,724	¥ 25,303
Gain recognized	¥ 48,601
Derivative, Gain, Statement of Income or Comprehensive Income [Extensible Enumeration]	Nonoperating Income (Expense)
Loss recognized		¥ 6,553
Derivative, Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]		Nonoperating Income (Expense)
Not designated as hedging instrument | Interest rate swap
FAIR VALUE DISCLOSURES
Notional amount of assets	¥ 665,000
Fair value of assets	¥ 42,048
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent
Notional amount of liability		¥ 500,000
Fair value of liability		¥ (6,553)
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Noncurrent